Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands				1 Months Ended				12 Months Ended
	Oct. 29, 2018 BRL (R$)	Oct. 14, 2018 shares	Sep. 04, 2018	Oct. 31, 2018 shares	Oct. 25, 2018 shares	Jul. 31, 2018 BRL (R$) shares	Jan. 31, 2018 BRL (R$) shares	Dec. 31, 2018 BRL (R$) Vote / shares shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2015 shares
Authorized share capital | $											$ 50,000
Number of shares authorized											630,000,000
Par value per share | $ / shares											$ 0.000079365
Share split ratio		126:1 (one hundred twenty-six for one)
Capital contributions | R$								R$ 4,229,153	R$ 529,014	R$ 485,258
Repurchase and cancellation									95,194
Repurchase and cancellation after share split								1,814,022	11,994,444
Repurchase of shares | R$	R$ 79,210					R$ 63,230		R$ 142,440	R$ 280,825
Share redemption percentage						90.00%
Number of shares issued after share split		221,452,308						4,276,916	29,944,152	39,507,300
Shares reserved for future issuance											9,000
Shares reserved for future issuance after share split								1,134,000
Number of shares outstanding									223,156,080	205,206,372	277,179,999	165,699,072
Equals S.A. [member]
Number of shares issued as consideration for business acquisition			1,856
Percentage of remaining interest of outstanding equity interest			44.00%
Ordinary Voting Shares [member]
Number of shares issued										110
Ordinary Non Voting Shares [member]
Number of shares issued							875		173,882	313,440
Capital contributions | R$							R$ 3,240
DLP Par Participaes S.A.[member]
Number of shares issued after share split				5,333,202
DLP Par Participaes S.A.[member] | Initial public offering [member]
Number of shares issued					5,333,202
Parent [member]
Capital contributions | R$									R$ 527,531	R$ 472,401
Non-controlling interests [member]
Capital contributions | R$									R$ 1,483	R$ 12,857
Class B common stock [member]
Number of shares converted					5,881,050
Number of vote | Vote / shares								10
Number of shares issued										13,860
Number of shares repurchased after split and reclassification						1,814,022
Class A common stock [member]
Number of vote | Vote / shares								1
Number of shares issued							110,250		21,909,132	39,493,440
Class A common stock [member] | Equals S.A. [member]
Number of shares issued as consideration for business acquisition					233,856
Percentage of remaining interest of outstanding equity interest					44.00%
Class A common stock [member] | Initial public offering [member]
Number of shares issued					45,818,182
Number of shares granted					28,979
Class A common stock [member] | Underwritten offering [member] | Initial public offering [member]
Number of shares issued					5,543,090
Class A common stock [member] | Private placements offering [member] | Initial public offering [member]
Number of shares issued					4,166,666
Class A common stock [member] | Non-controlling interests [member] | Initial public offering [member]
Number of shares issued					4,906,456
Class C common stock [member]
Repurchase and cancellation after share split								1,814,022	339,948
Number of shares repurchased and cancelled						14,397
Number of shares issued after share split								0	8,035,020	0
Number of shares outstanding									7,695,072	0	0	0
Restricted share units (RSUs) [member]
Number of shares issued											45,249
Number of shares issued after share split								5,701,374
Restricted share units (RSUs) [member] | Initial public offering [member]
Number of shares outstanding					146,806